Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	117 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 30, 2014
C000152732 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	River Canyon Total Return Bond Fund (Institutional Shares/RCTIX)
Account Value	$ 170,197	$ 170,197	$ 170,197	$ 151,791	$ 142,252	$ 150,697	$ 139,399	$ 135,077	$ 122,616	$ 116,778	$ 109,748	$ 104,969	$ 100,000
Average Annual Return, Percent	12.13%	4.73%	5.61%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 118,022	$ 118,022	$ 118,022	$ 105,785	$ 105,107	$ 123,076	$ 124,188	$ 116,080	$ 105,244	$ 106,539	$ 106,462	$ 101,207	$ 100,000
Average Annual Return, Percent	11.57%	0.33%	1.71%